Investment Strategy - Amplify XRP 3% Monthly Premium Income ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund seeks to participate in the price return of XRP (“XRP Price”) and to generate a high level of annualized option premium by selling options on U.S.-regulated ETFs that provide exposure to XRP (“XRP ETPs”). As further described below, the Fund expects to sell call options that are approximately 5-10% “out of the money” with targeted maturities of one week or less, on XRP ETPs that derive exposure to XRP through investments in exchange-traded futures contracts that utilize XRP as a reference asset (“XRP Futures ETFs”) and XRP ETPs that hold XRP directly (“XRP Spot ETFs”) (such XRP Spot ETFs are currently unavailable for investment, though are expected to become available in the future). The Fund will seek to vary its option selling each week to a level sufficient to generate 36% annualized option premium (the “Target Option Premium”), based upon the NAV of the Fund each time the Fund sells the weekly options contracts.

Please note that there is no guarantee the Fund will achieve the Target Option Premium in any given year. While the Fund seeks to generate the Target Option Premium, the actual premium earned during a one-year period will depend on the NAV of the Fund each time the Fund sells the weekly option contracts. Therefore, the actual premium income generated over a one-year period could be higher or lower than the Target Option Premium, depending on changes in the Fund’s NAV over time. If the NAV of the Fund remains level or decreases during any one-year period, the annualized premium generated by the Fund may be significantly less than the Target

Option Premium for that time period. The Target Option Premium is not a projection or guarantee of the Fund’s future performance or total return. Notwithstanding any distributions of premium income or the realization of the Fund’s options strategies, shareholders may still experience losses if the Fund’s investment exposure to XRP ETPs perform poorly. Additionally, distributions paid to shareholders may vary annually.

The Fund expects to make distributions from the premium income generated from its call writing strategy, if any, on a monthly basis. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Return of capital reduces a shareholder’s costs basis in the Fund’s shares and will reduce the Fund’s NAV per share. The Fund expects that distributions will be comprised primarily of amounts attributable to the Target Option Premium. The Fund is not targeting a specific rate of distribution. There is no guarantee that the Fund will make a distribution to shareholders in any given period. Amplify Investments LLC (“Amplify Investments” or the “Adviser”) serves as the investment adviser to the Fund. Kelly Strategic Management, LLC (doing business as Kelly Intelligence) (“Kelly Intelligence”) and Penserra Capital Management LLC (“Penserra,” together with Kelly Intelligence, the “Sub-Advisers”) serve as investment sub-advisers to the Fund.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that provide exposure to the XRP Price. The Fund’s portfolio holdings universe is described below. As of the date of this prospectus, the Fund intends to achieve its investment objective by investing in shares of one or more XRP Futures ETFs and selling options on XRP Futures ETFs, with investment exposure to XRP Spot ETFs subject to investments available to the Fund:

Principal Holdings
Portfolio Holdings	Investment Description	Expected Maturity
Long Exposure
Shares of XRP ETPs	A portion of the Fund’s long exposure to the XRP Price will come through the Fund owning shares of the XRP Futures ETFs and/or shares of the XRP Spot ETFs.	N/A
XRP ETP Options

The Fund will use options that reference a XRP Futures ETF or XRP Spot ETF (the “XRP ETP Options”) for synthetic exposure to the corresponding XRP ETP. The Fund may use the combination of purchasing call options and selling put options generally in the same amount, at the same strike price with the same expiration or may purchase an in-the-money call option. This synthetically creates the upside and downside participation in the XRP Price, as represented by the XRP ETP.

1 year or less
Covered Call Writing
XRP ETP Options

Call options are sold on corresponding XRP Futures ETFs or XRP Spot ETFs approximately 5-10% “out-of-the-money” (i.e. the strike price is above the strike price of the corresponding sold call) to generate an annualized premium of 36%. The Fund will vary the percentage of its portfolio on which it sells options in order to achieve this level of premium.

One week or less
U.S. Treasuries
U.S Treasuries and Cash	Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government. These instruments are used as collateral for the XRP ETP Options.	1-month to 2-year maturities

XRP Price Exposure. The Fund will obtain investment exposure to the XRP Price by investing in XRP ETPs (which may include XRP Futures ETF, XRP Spot ETFs or a combination of the two) that provide investment exposure to the XRP Price or by buying and selling a combination of XRP ETP Options that reference a XRP Futures ETF or XRP Spot ETF. XRP Spot ETFs are exchange-traded investment products not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that reflect the price of XRP, before fees and expenses, by purchasing and storing XRP in a digital vault and issuing exchange-listed shares that correspond to the price of XRP it holds and trade intra-day on a national securities exchange. XRP Spot ETFs are passively managed and their sponsors do not actively manage the exposure to XRP held by the XRP Spot ETFs. XRP Futures ETFs are exchange-traded investment products registered under the 1940 Act that seek investment results that correspond to the performance of XRP primarily through investments in XRP futures contracts. XRP Futures ETFs are actively managed and invest in XRP futures contracts in order to gain price exposure to XRP. Additional information regarding the XRP ETPs is available in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The Fund may invest in shares of the XRP ETPs indirectly through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. See “Cayman Subsidiary” below for additional information.

In addition to its investments in XRP ETPs, the Fund expects to also obtain exposure to the XRP Price by buying and selling a combination of XRP ETP Options that reference a XRP Spot ETF and/or a XRP Futures ETF. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the asset, in case of certain put options) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the asset, in case of certain put options) at a certain defined price (the “strike price”). Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined strike price. The Fund’s options exposure to the XRP ETPs is considered to be “synthetic.” The synthetic exposure may be created through the combination of purchasing call options and selling put options generally in the same amount, at the same strike price with the same expiration. This combination synthetically creates the upside and downside participation in the XRP Price, as represented by the XRP ETP. The Fund will primarily gain exposure to increases in value experienced by the XRP ETP through the purchase of call options. As a buyer of these options, the Fund pays a premium to the seller of the options. The Fund will primarily gain exposure to decreases in the XRP Price experience by the XRP ETP through the sale of put options. As the seller of these options, the Fund receives a premium from the buyer of the options. In combination, the purchased call and sold put options generally provide exposure to the XRP Price both on the upside and downside. Alternatively, the Fund may purchase an in-the-money call option to synthetically participate in the upside and downside participation in the XRP Price as represented by the XRP ETP.

Target Option Premium. The Fund seeks to generate the Target Option Premium by selling XRP ETP Options contracts. The Fund will target options contracts with a one week or less expiration. The Fund sells call option contracts at approximately 5-10% above the then-current value of a XRP ETP, also known as “out-of-the-money.” In seeking to obtain the Target Option Premium, the Fund varies the size of the written call option contract attributable to the XRP ETP in order to generate this sought-after Target Option Premium based upon the NAV of the Fund at the time the Fund writes the call options. Factors that impact the amount of premium generated in a written call option contract include: (i) time to expiration; (ii) strike price; and (iii) volatility of the underlying asset. The Fund sells new call option contracts each week that seek the Target Option Premium upon the expiration of its sold option contract. The amount of the portfolio that the Fund writes options on will vary depending on a variety of factors, but under normal circumstances, the Fund expects to write options on 60% or less of its portfolio. By selling out-of-the-money call options, the Fund will participate in any gains of the XRP Price up to the strike price of the sold call option contract and will forfeit any of the upside market appreciation (if any) experienced by the XRP ETP for which the options are written in exchange for premium received. This strategy effectively converts a portion of the potential upside XRP Price return growth into current income. In a traditional covered call strategy, an investor (such as the Fund) writes a call option on a security it owns. However, the Fund expects to derive exposure to XRP ETPs through the use of XRP ETP Options that use the XRP ETPs as the reference asset. This distinction causes the Fund’s strategy to be commonly referred to as a “synthetic covered call strategy” as opposed to a traditional covered call strategy, because the Fund expects to have synthetic exposure to the XRP Price through XRP ETP Options. While the Fund seeks to generate the Target Option Premium, the actual premium earned during a one-year period will depend on the NAV of the Fund at the time the options are sold. Therefore, the actual premium income generated over a one-year period could be higher or lower than the Target Option Premium, depending on changes in the Fund’s NAV over time. If the NAV of the Fund remains level or decreases during any one-year period, the annualized premium generated by the Fund may be significantly less than the Target Option Premium for that time period. See “Option Contracts Risk — Call Option Strategy Risk” and “Target Option Premium Risk” below for additional risks associated with the Fund’s call option writing strategy.

The Fund intends to utilize traditional exchange-traded options contracts and/or FLexible EXchange® Options (“FLEX Options”). The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. Option contracts can either be “American” style or “European” style. The Fund utilizes European style option contracts, which may only be exercised by the holder of the option contract on the expiration date of such option contract and settled in cash. Therefore, if the price of the XRP ETP exceeds the strike price, and the option contract is exercised, the Fund will be obligated to deliver the cash value of the difference between the then current price of the XRP ETP and the strike price for the number of shares contemplated by the option contract.

The Fund will invest its remaining assets in U.S. Treasuries, cash or cash-like investments. The Fund does not invest directly in XRP. An investment in the Fund is not an investment in XRP.

Examples:

The following table provides an overview of the Fund’s anticipated performance versus various changes in the share price of a XRP ETP when the call option strategy is employed for the duration of the XRP ETP Options contracts.

Overview of anticipated performance in various market conditions
A rise in share price of the XRP ETP that does not exceed the strike price of the sold calls at expiration	Increase in the Fund NAV and outperformance vs the XRP ETP	In targeting strike prices that are 5-10% “out-of-the-money” on a weekly basis the Fund should participate in the upside on the first 10% rise in share price of the XRP ETP
A slight decline in share price of the XRP ETP or flat performance	Increase or flat Fund NAV and outperformance vs the XRP ETP
A significant decline in share price of the XRP ETP	Decline in the Fund NAV and outperformance vs the XRP ETP
A significant rise in share price of the XRP ETP that exceeds the strike price of the sold calls at expiration	Increase in the Fund NAV and underperformance vs the XRP ETP

In targeting strike prices that are 5-10% “out-of-the-money” on a weekly basis the Fund should participate in the upside on the first 10% rise in share price of the XRP ETPs. Beyond the first 10% increase the Fund would only participate in upside to the extent the XRP ETP shares are uncovered

To further illustrate, the following scenarios compare the potential outcomes of the Fund’s strategy:

Scenario 1:

•          XRP ETP share price: $25.00

•          Strike Price of Sold Covered Call: $26.25

•          Premium Received: $0.50

•          Percent of long exposure XRP ETP shares covered: 35%

•          Annualized Option Premium: 36%

Outcome:

1.       The Fund would participate on the first 5% of upside on the entire portfolio until the sold call option expires. The Fund also retains the initial $0.50 premium.

2.       To the extent that the XRP ETP price exceeds 5% appreciation, only 65% of the portfolio (i.e., the uncovered portion of the portfolio) would continue to participate in the price return gains experienced by the XRP ETP.

Scenario 2:

•          XRP ETP share price: $25

•          Strike Price of Sold Covered Call: $27.50

•          Premium Received: $0.30

•          Percent of long exposure XRP ETP shares covered: 58%

•          Annualized Option Premium: 36%

Outcome:

1.       The Fund would participate on the first 10% of upside on the entire portfolio until the sold call option expires. The Fund also retains the initial $0.30 premium.

2.       To the extent that the XRP ETP price exceeds 10% appreciation, only 42% of the portfolio (i.e., the uncovered portion of the portfolio) would continue to participate in the price return gains experienced by the XRP ETP.

XRP. XRP is a digital asset that is created and transmitted through the operations of the “XRP Ledger”, a decentralized ledger upon which XRP transactions are processed and settled. XRP can be used to pay for goods and services or it can be converted to fiat currencies, such as the U.S. dollar. The XRP Ledger is based on a shared public ledger similar to the Bitcoin network and is designed to be a global real-time payment and settlement system.

Unlike a centralized system, no single entity controls the XRP Ledger. Instead, a network of independent nodes validates transactions pursuant to a consensus-based algorithm. This consensus-based algorithm utilized by the XRP Ledger that relies on trusted validators rather than a proof-of-work mechanism can enable lower energy usage. The XRP Ledger can handle up to 1,500 transactions per second, which can be potentially suitable for high-volume applications, such as cross-border payments.

Transaction validator nodes do not mine new blocks but participate in a consensus process to ensure that transactions are valid and correctly ordered on the ledger. Any node can be a validator, but the XRP Ledger depends on a list of trusted validators known as the Unique Node List or “UNL.” Validators are entities (which can be individuals, institutions or other organizations) that run nodes to participate in the consensus process. These validators are used to ensure the integrity and accuracy of the ledger. Each node in the network maintains a Unique Node List — a list of other validators that the node trusts to reliably validate transactions. The XRP Ledger’s decentralized architecture means that different nodes may maintain different UNLs, but there needs to be some overlap in the UNLs for consensus to work effectively.

Unlike other digital assets such as bitcoin or ether, XRP was not and is not mined gradually over time. Instead, all 100 billion XRP tokens were created at the time of the XRP Ledger’s launch in 2012. This means that every XRP token that exists today was generated from the outset, without the need for a mining process. Of the 100 billion XRP generated by the XRP Ledger’s code, the founders of Ripple Labs Inc. (“Ripple Labs”).retained 20 billion XRP and the rest, nearly 80 billion XRP, was provided to Ripple Labs.

Cayman Subsidiary. The Fund may invest in the XRP ETPs indirectly by investing a portion of its assets in the Subsidiary. The Subsidiary and the Fund will have the same investment adviser, investment sub-advisers and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. In order to continue to qualify as a RIC, the Fund will have to reduce its exposure to the Subsidiary on or around the end of each of the Fund’s fiscal quarter ends. At other times of the year, the Fund’s investments in the Subsidiary may significantly exceed 25% of the Fund’s total assets.

Diversification Status. The Fund is classified as a “non-diversified company” under the 1940 Act.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that provide exposure to the XRP Price.